Investment Instruments - Schedule of Amount Recognized in Profit and Loss and Other Comprehensive Income (Detail) - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [abstract]
Related to investments derecognised during the period	$ 757	$ 51,517
Related to investments held at the end of the reporting period	1,338	1,185
Totals	$ 2,095	$ 52,702